INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventory, Net [Abstract]
Schedule of Inventories
	December 31,
	2023	2022

Raw materials	3,064	2,201
Work-in-progress	2,537	2,468
Finished goods	534	461

	6,135	5,130